Trade and Other Receivables - Summary of Short-Term Receivables that are Due WIthin One Year (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade receivables	€ 1,393	€ 2,690
Unbilled receivables	72	236
VAT receivable	684	891
Prepaid expenses	4,526	2,783
Prepaid pension costs	631
Interest receivable	312	213
Other receivables	677	219
Total	€ 8,295	€ 7,032